Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2018
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Share of Post-tax (Losses) in Equity Method Investments Reported in Consolidated Income Statement

The Company’s share of post-tax (losses) in equity method investments as reported in the consolidated income statement is comprised of the following:

	Year ended December 31,
	2018	2017
Refinitiv	(219)	-
Other equity method investments	7	(4)
Total share of post-tax losses in equity method investments	(212)	(4)

Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position

The composition of equity method investments as reported in the consolidated statement of financial position is comprised of the following:

	December 31,
	2018	2017
Refinitiv	2,052	-
Other equity method investments	155	167
Total equity method investments	2,207	167

Summary of Financial Information for Refinitiv with Reconciliation to Thomson Reuters Carrying Value of its Investment

Set forth below is summarized financial information for Refinitiv, and a reconciliation to the Company’s carrying value of its investment.

Three months ended December 31,
2018
Revenues	1,550

Net loss attributable to Refinitiv(1)	(487)
Other comprehensive loss	(172)
Total comprehensive loss	(659)

(1) Excludes $10 million of net earnings attributable to non-controlling interests.

December 31,
2018
Assets
Current assets	2,284
Non-current assets	20,978
Total assets	23,262
Liabilities
Current liabilities	1,842
Non-current liabilities	13,966
Total liabilities	15,808
Net assets	7,454
Non-controlling interests	(1,924)
Preference shares and other excluded additional paid in capital	(971)
Net assets attributable to Refinitiv	4,559

Net assets attributable to Refinitiv - October 1, 2018	5,218
Net loss attributable to Refinitiv(1)	(487)
Other comprehensive loss attributable to Refinitiv	(172)
Net assets attributable to Refinitiv - December 31, 2018	4,559
Thomson Reuters % share	45%
Thomson Reuters carrying amount	2,052

(1) Excludes $10 million of net earnings attributable to non-controlling interests.